Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000008182 | PACE International Equity InvestmentsFR_69375U865
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000008182 | PACE High Yield InvestmentsFR_69375U600
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000008182 | SPDR Portfolio High Yield Bond ETFFR_78468R606
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008182 | UBS Emerging Markets Equity Opportunity FundFR_90267D746
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008182 | SPDR Bloomberg Emerging Markets Local Bond ETFFR_78464A391
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008182 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000008182 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000008182 | AssetExchange traded funds
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000008182 | AssetInvestment companies
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000008182 | AssetCommon stocks
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000008185 | PACE International Equity InvestmentsFR_69375U865
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000008185 | PACE High Yield InvestmentsFR_69375U600
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000008185 | SPDR Portfolio High Yield Bond ETFFR_78468R606
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008185 | UBS Emerging Markets Equity Opportunity FundFR_90267D746
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008185 | SPDR Bloomberg Emerging Markets Local Bond ETFFR_78464A391
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008185 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000008185 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000008185 | AssetExchange traded funds
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000008185 | AssetInvestment companies
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000008185 | AssetCommon stocks
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000008502 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000008502 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000008502 | Reliance Industries Ltd.FR_609962907
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000008502 | HDFC Bank Ltd.FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008502 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008502 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000008502 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000008502 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000008502 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000008502 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000200986 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000200986 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000200986 | Reliance Industries Ltd.FR_609962907
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200986 | HDFC Bank Ltd.FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000200986 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000200986 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000200986 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000200986 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000200986 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000200986 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000205441 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000205441 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000205441 | Danone SAFR_B1Y9TB906
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000205441 | AIB Group PLCFR_BF0L35906
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000205441 | Spectris PLCFR_033086000
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000205441 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000205441 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000205441 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000205441 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000205441 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000225935 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000225935 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000225935 | Danone SAFR_B1Y9TB906
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000225935 | AIB Group PLCFR_BF0L35906
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000225935 | Spectris PLCFR_033086000
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000225935 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000225935 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000225935 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000225935 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000225935 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000008186 | AIB Group PLCFR_BF0L35906
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000008186 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008186 | Banco Bilbao Vizcaya Argentaria SAFR_550190904
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008186 | ITOCHU Corp.FR_646780007
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008186 | Unilever PLCFR_BLRB26905
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000008186 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000008186 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000008186 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000008186 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000008186 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000008189 | AIB Group PLCFR_BF0L35906
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000008189 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008189 | Banco Bilbao Vizcaya Argentaria SAFR_550190904
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008189 | ITOCHU Corp.FR_646780007
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008189 | Unilever PLCFR_BLRB26905
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000008189 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000008189 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000008189 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000008189 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000008189 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000222877 | AIB Group PLCFR_BF0L35906
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222877 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000222877 | Banco Bilbao Vizcaya Argentaria SAFR_550190904
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222877 | ITOCHU Corp.FR_646780007
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222877 | Unilever PLCFR_BLRB26905
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222877 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000222877 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000222877 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000222877 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000222877 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000220414 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000220414 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000220414 | Taiwan Semiconductor Manufacturing Co. Ltd., ADRFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000220414 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000220414 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000220414 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000220414 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000220414 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000220414 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000220414 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000241422 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000241422 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000241422 | Taiwan Semiconductor Manufacturing Co. Ltd., ADRFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000241422 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000241422 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000241422 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000241422 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000241422 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000241422 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000241422 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000220415 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000220415 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000220415 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000220415 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000220415 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000220415 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000220415 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000220415 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000220415 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000220415 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008206 | CyberArk Software Ltd.FR_M2682V108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008206 | Varonis Systems, Inc.FR_922280102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008206 | Shift4 Payments, Inc.FR_82452J109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000008206 | Itron, Inc.FR_465741106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008206 | Sterling Infrastructure, Inc.FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008206 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000008206 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000008206 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000008206 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000008206 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000008209 | CyberArk Software Ltd.FR_M2682V108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008209 | Varonis Systems, Inc.FR_922280102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008209 | Shift4 Payments, Inc.FR_82452J109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000008209 | Itron, Inc.FR_465741106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008209 | Sterling Infrastructure, Inc.FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008209 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000008209 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000008209 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000008209 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000008209 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000205444 | Inter-American Development Bank (Supranationals)FR_4581X0DS4
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000205444 | International Bank for Reconstruction & Development (Supranationals)FR_459058LQ4
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000205444 | International Bank for Reconstruction & Development (Supranationals)FR_459058JR5
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000205444 | Inter-American Development Bank (Supranationals)FR_4581X0ES3
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000205444 | Kreditanstalt fuer Wiederaufbau (Supranationals)FR_500769KH6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000205444 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205444 | AssetNon-U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000205443 | Inter-American Development Bank (Supranationals)FR_4581X0DS4
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000205443 | International Bank for Reconstruction & Development (Supranationals)FR_459058LQ4
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000205443 | International Bank for Reconstruction & Development (Supranationals)FR_459058JR5
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000205443 | Inter-American Development Bank (Supranationals)FR_4581X0ES3
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000205443 | Kreditanstalt fuer Wiederaufbau (Supranationals)FR_500769KH6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000205443 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205443 | AssetNon-U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000166868 | Brazil Notas do Tesouro NacionalFR_ACI2MBMS7
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166868 | Extra Space Storage LPFR_30225VAS6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000166868 | Regal Rexnord Corp.FR_758750AN3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166868 | Global Payments, Inc.FR_37940XAQ5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000166868 | Boeing Co.FR_097023DS1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000166868 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000166868 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166868 | AssetNon-U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000166868 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166868 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000166870 | Brazil Notas do Tesouro NacionalFR_ACI2MBMS7
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166870 | Extra Space Storage LPFR_30225VAS6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000166870 | Regal Rexnord Corp.FR_758750AN3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166870 | Global Payments, Inc.FR_37940XAQ5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000166870 | Boeing Co.FR_097023DS1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000166870 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000166870 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166870 | AssetNon-U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000166870 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166870 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000237722 | Brazil Notas do Tesouro NacionalFR_ACI2MBMS7
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000237722 | Extra Space Storage LPFR_30225VAS6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000237722 | Regal Rexnord Corp.FR_758750AN3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237722 | Global Payments, Inc.FR_37940XAQ5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237722 | Boeing Co.FR_097023DS1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237722 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000237722 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237722 | AssetNon-U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000237722 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000237722 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	13.10%